Note 21 - Earnings (Loss) Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income (loss) available to common shareholders	€ 3,842,201	€ (1,666,658)	€ (512,007)
Number of shares for the computation of basic EPS (in shares)	27,823,313	25,021,966	23,600,428
Basic EPS (in EUR per share)	€ 0.14	€ (0.07)	€ (0.02)
Effect of dilutive securities (in shares)	1,542,270	1,978,758	0
Number of shares for the computation of diluted EPS (in shares)	29,365,583	25,021,966	23,600,428
Diluted EPS income (loss) (in EUR per share)	€ 0.13	€ (0.07)	€ (0.02)